Fair Values Of Financial Instruments - Reconciliation of unobservable input reconciliation (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2019 ARS ($)
Disclosure of fair value measurement of assets [line items]
Asset at beginning of period	$ 556,169,426
Asset at the end of period	454,171,021
Level 3 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Asset at beginning of period	0
Purchases, fair value measurement, assets	212,463
Gains (losses) recognised in profit or loss including exchange differences, fair value measurement, assets	4,490,345
Settlements, fair value measurement, assets	(984,798)
Asset at the end of period	3,718,010
Investment in equity instruments [member] | Level 3 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Asset at beginning of period	0
Increase (decrease) in fair value measurement, assets	3,033,010
Purchases, fair value measurement, assets	212,463
Gains (losses) recognised in profit or loss including exchange differences, fair value measurement, assets	3,805,345
Settlements, fair value measurement, assets	(984,798)
Asset at the end of period	3,033,010
Derivatives [member] | Level 3 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Asset at beginning of period	0
Increase (decrease) in fair value measurement, assets	685,000
Purchases, fair value measurement, assets	0
Gains (losses) recognised in profit or loss including exchange differences, fair value measurement, assets	685,000
Settlements, fair value measurement, assets	0
Asset at the end of period	$ 685,000